Ordinary Shares	6 Months Ended
Jun. 30, 2018
Ordinary Shares
Ordinary Shares

14. Ordinary Shares

              The Company is authorized to issue 75,000,000 ordinary shares. A summary of ordinary share transactions (in thousands) is as follows:

	2018	2017

As at January 1	66,447	60,706
Share option exercises	86	31

As at June 30	66,533	60,737

              Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.